Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales
Schedule of cost of sales of non current assets

	2021	2020	2019
Variable costs
Imported products (1)	16,944,375	7,592,489	12,639,710
Purchases of crude in association and concession	10,015,898	4,281,661	5,466,496
Depreciation amortization and depletion	6,328,144	6,069,903	5,523,306
Purchases of hydrocarbons – ANH (2)	5,611,153	2,798,432	5,437,177
Taxes and economic rights	1,125,761	841,443	788,924
Electric energy	1,087,269	1,098,621	829,543
Hydrocarbon transport services	917,552	874,632	821,654
Process materials	906,500	827,464	1,016,617
Purchases of other products and gas	811,024	598,015	584,507
Services contracted in associations	267,934	269,637	267,778
Others (3)	(3,009,700)	657,634	(676,269)
	41,005,910	25,909,931	32,699,443
Fixed costs
Depreciation and amortization	3,270,735	2,930,120	2,781,446
Services contracted	2,756,000	1,623,375	1,841,009
Maintenance	2,637,857	2,257,370	2,497,002
Labor costs	2,596,947	2,299,761	2,316,567
Services contracted in associations	1,286,291	1,121,010	1,211,510
Taxes and contributions	1,060,123	593,041	516,933
Materials and operating supplies	561,182	508,037	574,678
Hydrocarbon transport services	57,855	253,752	268,572
General costs (4)	348,876	71,075	265,200
	14,575,866	11,657,541	12,272,917
	55,581,776	37,567,472	44,972,360
(1)	Imported products correspond mainly to gasolines, naphtha, and diluent to facilitate the transport of heavy crude oil.
(2)	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production.
(3)	Corresponds to: i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value and iii) other capitalizable charges to projects. The variation corresponds to the recovery of international indicators that affects the valuation, and higher volumes.
(4)	Includes the transfers to operating expenses of the costs related to Refinería de Barranca units without production due to the decrease in loading capacity due to the health emergency caused by COVID-19.